SHARE CAPITAL (Narrative) (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares yr	Mar. 31, 2017 USD ($) shares yr	Mar. 31, 2018 CAD ($) yr	Mar. 31, 2017 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares		2,192,500	1,173,000
Weighted average grant date fair value of options granted				$ 1.27	$ 1.53
Share-based compensation		$ 1,566,000	$ 1,015,000
Cash dividends distributed		$ 3,362,000	$ 1,585,000
Anti-dilutive options and warrants | shares		1,073,000	1,845,562
Normal course issuer bid allows to acquire share | shares		8,409,712
Transaction costs		$ 13,000
Common shares repurchased as part of normal course issuer bid, Shares | shares		1,717,100
Common shares repurchased as part of normal course issuer bid		$ 4,177,000
Directors Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares	94,970
USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of options granted		$ 0.99	$ 1.17
Top of Range [Member] | Directors Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 0.66
Bottom of Range [Member] | Directors Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 3.41
Directors Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares		2,192,500	1,173,000
Weighted average life | yr		3	3	3	3
Vesting period		2 years
Percentage of option vesting every six months		25.00%
Directors Officers And Employees [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 3.63	$ 3.23
Directors Officers And Employees [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 5.58	$ 3.36